Borrowings (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Mar. 04, 2026 SGD ($)	Nov. 01, 2022 SGD ($)	Aug. 11, 2022 SGD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Unsecured debt				$ 500,000	$ 270,000
Paid interest amount	$ 3,140	$ 4,000
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Unsecured debt			$ 200,000
Carries interest rate			2.00%